Segment Reporting - Revenue and Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting
Revenue	$ 184,544	$ 85,821	$ 56,157
Long-lived assets	40,656	35,791
Australia
Segment Reporting
Revenue	31,280	12,735	5,044
Long-lived assets	18,499	18,709
United States of America
Segment Reporting
Revenue	63,074	33,174	12,730
Long-lived assets	21,634	16,290
The Netherlands
Segment Reporting
Revenue	90,190	39,912	$ 38,383
Long-lived assets	$ 523	$ 792